Deposits and other borrowings	12 Months Ended
Sep. 30, 2020
Deposits and other borrowings
Deposits and other borrowings

Note 16. Deposits and other borrowings

Accounting policy

Deposits and other borrowings are initially recognised at fair value and subsequently either measured at amortised cost using the effective interest rate method or at fair value.
Deposits and other borrowings are designated at fair value if they are managed on a fair value basis, reduce or eliminate an accounting mismatch or contain an embedded derivative.

Where they are measured at fair value, any changes in fair value (except those due to changes in credit risk) are recognised as non-interest income. The change in the fair value that is due to changes in credit risk is recognised in OCI except where it would create an accounting mismatch, in which case it is also recognised in the income statement.

Refer to Note 22 for balances measured at fair value and amortised cost.
Interest expense incurred is recognised in net interest income using the effective interest rate method.

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Australia
Certificates of deposit	25,647	26,259	25,647	26,259
Non-interest bearing, repayable at call	48,303	43,341	48,303	43,341
Other interest bearing at call	304,761	247,161	304,761	247,161
Other interest bearing term	125,820	158,564	125,820	158,564
Total Australia	504,531	475,325	504,531	475,325
New Zealand
Certificates of deposit	2,773	1,058	—	—
Non-interest bearing, repayable at call	10,711	6,368	—	—
Other interest bearing at call	26,300	22,291	—	—
Other interest bearing term	28,689	31,084	1	—
Total New Zealand	68,473	60,801	1	—
Other overseas
Certificates of deposit	7,258	11,414	7,258	11,414
Non-interest bearing, repayable at call	868	824	333	385
Other interest bearing at call	1,864	1,610	1,559	1,233
Other interest bearing term	8,137	13,273	7,931	13,073
Total other overseas	18,127	27,121	17,081	26,105
Total deposits and other borrowings	591,131	563,247	521,613	501,430

The following table shows average balances and average rates in each of the past three years for major categories of deposits:

	2020		2019		2018
	Average	Average	Average	Average	Average	Average
	balance	rate	balance	rate	balance	rate
Consolidated	$m	%	$m	%	$m	%
Australia
Non-interest bearing, repayable at call	45,231		42,455		41,156
Certificates of deposit	25,041	0.8	30,367	2.0	31,424	2.0
Other interest bearing at call	275,475	0.5	237,420	1.1	228,328	1.2
Other interest bearing term	135,361	1.5	158,012	2.4	162,254	2.5
Total Australia	481,108		468,254		463,162
Overseas
Non-interest bearing, repayable at call	9,661		6,815		6,021
Certificates of deposit	14,376	1.4	11,854	2.6	13,008	1.9
Other interest bearing at call	25,999	0.5	23,616	1.1	23,017	1.2
Other interest bearing term	42,381	2.3	45,520	3.0	41,942	2.8
Total overseas	92,417		87,805		83,988

Certificates of deposit and term deposits

All certificates of deposit and majority of term deposits issued by foreign offices were greater than US$100,000.

The maturity profile of certificates of deposit and term deposits greater than US$100,000 issued by Australian operations is set out below:

		Over	Over
		3 months	6 months
Consolidated 2020	Up to	to	to
$m	3 months	6 months	1 year	Over 1 year	Total
Certificates of deposit greater than US$100,000	13,363	11,440	817	27	25,647
Term deposits greater than US$100,000	61,663	18,001	24,315	4,540	108,519